Employee Benefit Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.18%	3.54%	4.05%
Rate of compensation increase	4.53%	4.46%	3.33%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.41%	3.73%	4.35%